Basis of Presentation	12 Months Ended
Dec. 31, 2020
Basis of Presentation
Basis of Presentation

Section 1 – Basis of Presentation

These consolidated financial statements include Genmab A/S (the parent company) and subsidiaries over which the parent company has control. The Genmab consolidated Group is referenced herein as “Genmab” or the “Company”.

This section describes Genmab’s financial accounting policies including management’s judgements and estimates under International Financial Reporting Standards (IFRS). New or revised EU endorsed accounting standards and interpretations are described, in addition to how these changes are expected to impact the financial performance and reporting of Genmab.

Genmab describes the accounting policies in conjunction with each note with the aim to provide a more understandable description of each accounting area.

1.1 – Nature of the Business and Accounting Policies

Genmab A/S is a publicly traded, international biotechnology company specializing in the creation and development of differentiated antibody therapeutics for the treatment of cancer and other diseases. Founded in 1999, Genmab has three approved products commercialized by third-parties, a broad clinical and pre-clinical product pipeline and proprietary next-generation antibody technologies.

The consolidated financial statements have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (IASB) and in accordance with IFRS as endorsed by the EU and further requirements in the Danish Financial Statements Act. The consolidated financial statements were approved by the Board of Directors and authorized for issue on February 23, 2021. Except as outlined in note 1.2, the financial statements have been prepared using the same accounting policies as 2019.

Please refer to the overview below to see in which note/section the detailed accounting policy is included.

Section 2 – Results for the Year	3.5 Receivables
2.1 Revenue	3.6 Provisions
2.2 Information about Geographical Areas	3.8 Other Payables
2.3 Staff Costs	Section 4 – Capital Structure, Financial Risk and Related Items
2.4 Corporate and Deferred Tax	4.3 Financial Assets and Liabilities
2.5 Result per Share	4.4 Marketable Securities
Section 3 – Operating Assets and Liabilities	4.5 Financial Income and Expenses
3.1 Intangible Assets	Section 5 – Other Disclosures
3.2 Property, Plant and Equipment	5.5 Contingent Assets, Contingent Liabilities and Subsequent Events
3.3 Leases
3.4 Other Investments

Materiality

Genmab’s annual report is based on the concept of materiality and the Company focuses on information that is considered material and relevant to the users of the consolidated financial statements. The consolidated financial statements consist of a large number of transactions. These transactions are aggregated into classes according to their nature or function and presented in classes of similar items in the consolidated financial statements as required by IFRS and the Danish Financial Statements Act. If items are individually immaterial, they are aggregated with other items of similar nature in the financial statements or in the notes.

The disclosure requirements are substantial in IFRS and for Danish listed companies. Genmab provides these specific required disclosures unless the information is considered immaterial to the economic decision-making of the readers of the financial statements or not applicable.

Consolidated Financial Statements

The consolidated financial statements include Genmab A/S (the parent company) and subsidiaries over which the parent company has control. The parent controls a subsidiary when the parent is exposed to, or has rights to, variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power to direct the activities of the subsidiary. A Company overview is included in note 5.3.

Genmab’s consolidated financial statements have been prepared on the basis of the financial statements of the parent company and subsidiaries – prepared under Genmab’s accounting policies – by combining similar accounting items on a line-by-line basis. On consolidation, intercompany income and expenses, intercompany receivables and payables, and unrealized gains and losses on transactions between the consolidated companies are eliminated.

The recorded value of the equity interests in the consolidated subsidiaries is eliminated with the proportionate share of the subsidiaries’ equity. Subsidiaries are consolidated from the date when control is transferred to the Group.

The income statements for subsidiaries with a different functional currency than Genmab’s presentation currency are translated into Genmab’s presentation currency at average exchange rates, and the balance sheets are translated at the exchange rate in effect at the balance sheet date.

Exchange rate differences arising from the translation of foreign subsidiaries shareholders’ equity at the beginning of the year and exchange rate differences arising as a result of foreign subsidiaries’ income statements being translated at average exchange rates are recorded in translation reserves in shareholders’ equity.

Functional and Presentation Currency

The financial statements have been prepared in Danish Kroner (DKK), which is the functional and presentation currency of the parent company.

Foreign Currency

Transactions in foreign currencies are translated at the exchange rates in effect at the date of the transaction.

Exchange rate gains and losses arising between the transaction date and the settlement date are recognized in the income statement as financial income or expense.

Unsettled monetary assets and liabilities in foreign currencies are translated at the exchange rates in effect at the balance sheet date. Exchange rate gains and losses arising between the transaction date and the balance sheet date are recognized in the income statement as financial income or expense.

Classification of Operating Expenses in the Income Statement

Research and Development Expense

Research and development expenses primarily include salaries, benefits and other employee related costs of Genmab’s research and development staff, license costs, manufacturing costs, pre-clinical costs, clinical trials, contractors and outside service fees, amortization and impairment of licenses and rights related to intangible assets, and depreciation of property, plant and equipment, to the extent that such costs are related to the Group’s research and development activities. Please see note 3.1 for a more detailed description on the treatment of Genmab’s research and development expenses.

General and Administrative Expense

General and administrative expenses relate to the management and administration of Genmab, including pre-commercialization activities. This includes salaries, benefits and other headcount costs related to management and support functions including human resources, information technology and the finance departments. In addition, depreciation and impairment of property, plant and equipment, to the extent such expenses are related to administrative functions are also included. General and administrative expenses are recognized in the income statement in the period to which they relate.

Statements of Cash Flows

The cash flow statement is presented using the indirect method with basis in the net result before tax.

Cash flows from operating activities are stated as the net result before tax adjusted for net financial items, non-cash operating items such as depreciation, amortization, impairment losses, share-based compensation expenses, provisions, and for changes in operating assets and liabilities, interest paid and received, interest elements of lease payments and corporate taxes paid or received.  Operating assets and liabilities are mainly comprised of changes in receivables and other payables excluding the items included in cash and cash equivalents. Changes in non-current assets and liabilities are included in operating assets and liabilities, if related to the main revenue-producing activities of Genmab.

Cash flows from investing activities are comprised of cash flows from the purchase of intangible assets and property, plant and equipment and financial assets, as well as the purchase and sale of marketable securities.

Cash flows from financing activities are comprised of cash flows from the issuance of shares, payments of withholding taxes on behalf of employees on net settled RSUs and payments of long-term loans including installments on lease liabilities. Finance lease transactions are considered non-cash transactions.

Cash and cash equivalents are comprised of cash, bank deposits, and marketable securities with a maturity of three months or less on the date of acquisition.

The statements of cash flows cannot be derived solely from the financial statements.

Derivative Financial Instruments and Hedging Activities

Derivatives are initially recognized at fair value on the date the derivative contract is entered into and are subsequently re-measured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. Genmab designates certain derivatives as either:

1.	Fair value hedge (hedges of the fair value of recognized assets or liabilities or a firm commitment); or
2.	Cash flow hedge (hedges of a particular risk associated with a recognized asset or liability or a highly probable forecast transaction).

At the inception of a transaction, Genmab documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. Genmab also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Movements on the hedging reserve in other comprehensive income are shown as part of the statement of shareholders’ equity. The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months and as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion and changes in time value of the derivative instrument is recognized immediately in the income statement within financial income or expenses.

When forward contracts are used to hedge forecast transactions, Genmab generally designates the full change in fair value of the forward contract (including forward points) as the hedging instrument. In such cases, the gains or losses relating to the effective portion of the change in fair value of the entire forward contract are recognized in the cash flow hedge reserve within equity.

Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the income statement, together with any changes in the fair value of the hedged asset or liability that is attributable to the hedged risk.

Genmab had no material hedge transactions in 2020, 2019, or 2018.

Treasury Shares

The total amount paid to acquire treasury shares including directly attributable costs and the proceeds from the sale of treasury shares are recognized in retained earnings.

Research Collaborations, License Agreements and Collaborative Agreements

Research Collaborations and License Agreements

Genmab continues to pursue the establishment of research collaborations and licensing agreements. These arrangements often include upfront payments, expense reimbursements or payments to the collaboration partner, and milestone and royalty arrangements, contingent upon the occurrence of certain future events linked to the success of the asset in development.

In regard to Genmab’s License Agreements with Janssen, Novartis and Roche, each of these parties retain final decision-making authority over the relevant activities and as such no joint control exists. Refer to note 2.1 for additional information related to revenue from these parties.

Genmab’s other significant Research Collaborations and License arrangements are with Janssen (DuoBody®), CureVac and Immatics. Refer to note 3.4 for additional information regarding Genmab’s equity investment in CureVac.

Joint Collaborative Agreements

Genmab has entered into a number of joint collaborative agreements. These agreements often include upfront payments, expense reimbursements or payments to the collaboration partner, and milestone and royalty arrangements, contingent upon the occurrence of certain future events linked to the success of the asset in development.

These agreements also provide Genmab with varying rights to develop, produce and market products together with its collaborative partners. Both parties in these arrangements are active participants and exposed to significant risks and rewards dependent on the commercial success of the activities of the collaboration. Genmab’s more significant collaboration agreements are with AbbVie (Epcoritamab), Seagen (Tisotumab vedotin) and BioNTech.

Refer to note 2.1 for additional information related to revenue from the AbbVie collaboration.

Refer to note 5.8 for detailed information regarding Genmab’s Research Collaborations, License Agreements and Collaborative Agreements.

1.2 New Accounting Policies and Disclosures

NEW ACCOUNTING POLICIES AND DISCLOSURES FOR 2020

Genmab has, with effect from January 1, 2020, implemented the following standards and amendments:

•	Definition of Material – Amendments to IAS 1 and IAS 8
•	Definition of a Business – Amendments to IFRS 3
•	Interest Rate Benchmark Reform – Amendments to IFRS 9, IAS 39 and IFRS 7.
•	Revised Conceptual Framework for Financial Reporting

The implementation of the above amendments did not have any impact on amounts recognized in prior periods and is not expected to have a material impact in the current or future reporting periods.

NEW ACCOUNTING POLICIES AND DISCLOSURES EFFECTIVE IN 2021 OR LATER

The IASB has issued a number of new standards and updated some existing standards, the majority of which are effective for accounting periods beginning on January 1, 2021 or later. Therefore, they are not incorporated in these consolidated financial statements. There are no standards presently known that are not yet effective and that would be expected to have a material impact on Genmab in current or future reporting periods and on foreseeable future transactions.

1.3 Management’s Judgements and Estimates under IFRS

In preparing financial statements under IFRS, certain provisions in the standards require management’s judgements, including various accounting estimates and assumptions. These judgements and estimates affect the application of accounting policies, as well as reported amounts within the consolidated financial statements and disclosures.

Determining the carrying amount of certain assets and liabilities requires judgements, estimates and assumptions concerning future events that are based on historical experience and other factors, which by their very nature are associated with uncertainty and unpredictability.

Accounting estimates are based on historical experience and various other factors relative to the circumstances in which they are applied. Estimates are generally made based on information available at the time. An example would include management’s estimation of useful lives of intangible assets.

Accounting judgements are made in the process of applying accounting policies. These judgements are typically made based on the guidance and information available at the time of application. Examples would include management’s judgements utilized in determining revenue recognition.

These estimates and judgements may prove incomplete or incorrect, and unexpected events or circumstances may arise. Genmab is also subject to risks and uncertainties which may lead actual results to differ from these estimates, both positively and negatively. Specific risks for Genmab are discussed in the relevant section of this Annual Report and in the notes to the consolidated financial statements.

The areas involving a high degree of judgement and estimation that are significant to the consolidated financial statements are summarized below. Refer to the identified notes for further information on the key accounting estimates and judgements utilized in the preparation of the consolidated financial statements.

Accounting Policy	Key Accounting Estimates and Judgements	Note Reference	Estimation Risk
Revenue Recognition

Judgement in assessing the nature of combined performance obligations within contracts

Estimation of partner net sales amounts in the calculation of royalties

Judgement in assessing the probability of attainment of milestones

		Note 2.1	Moderate / High
Share Based Compensation	Judgement in selecting assumptions required for valuation of Warrant grants	Note 2.3	Moderate
Current and deferred income taxes	Judgement and estimate regarding valuation of deferred income tax assets Estimation in developing the provision for any uncertain tax positions	Note 2.4	Moderate
Intangible assets	Estimation of useful lives of intangible assets Judgement in determining impairment of an intangible asset	Note 3.1	Moderate / low
Capitalization of research and development costs	Judgement involved in determining when a development project reached technological feasibility	Note 3.1	Low